LEASE (Schedule of Estimated Annual Amortization Expenses) (Details) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LEASE
2022	¥ 9,621	$ 1,510
2023	9,621	1,510
2024	9,621	1,510
2025	9,621	1,510
2026	¥ 9,621	$ 1,510